SEGMENT INFORMATION AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Single Reportable Segment [Member]
Segment Reporting [Line Items]
SCHEDULE OF INFORMATION FOR THE GROUP’S SEGMENTS AND CORPORATE

The Group measures the results of its segments using, among other measures, each segment’s revenue, cost of sales and operating expenses. Information for the Group’s segments and Corporate, is provided in the following table:

	Logistics Technology Solutions Services	Logistic services	All Others	Inter-companies transactions	Consolidated
	US$	US$	US$	US$	US$
For the six months ended June 30, 2025
Operating expenses
General and administrative expenses	(12,381)	-	-	-	(12,381)

Operating loss	(12,381)	-	-	-	(12,381)

Other expenses, net
Interest expenses, net	(41,491)	-	-	-	(41,491)
Total other expenses, net	(41,491)	-	-	-	(41,491)

Loss before income tax expenses and share of loss from equity method investment, net of tax	(53,872)	-	-	-	(53,872)
Income tax benefits	-	-	-	-	-
Net loss before share of loss from equity method investment, net of tax	(53,872)	-	-	-	(53,872)
Share of loss from equity method investment, net of tax	(7,822)	-	-	-	(7,822)
Net loss	(61,694)	-	-	-	(61,694)

	Logistics Technology Solutions Services	Logistic services	All Others	Inter-companies transactions	Consolidated
	US$	US$	US$	US$	US$
For the six months ended June 30, 2026
Revenue	330,727	7,043,644	145,680	(251,059)	7,268,992
Cost of revenue	(139,900)	(7,146,469)	(145,680)	105,378	(7,326,671)
Gross profit/(loss)	190,827	(102,825)	-	(145,681)	(57,679)

Operating expenses
Selling and marketing expenses	(19,817)	(109,112)	-	-	(128,929)
General and administrative expenses	(1,924,418)	(796,449)	(1,475)	145,681	(2,576,661)
Research and development expenses	(281,585)	-	-	-	(281,585)
Total operating expenses	(2,225,820)	(905,561)	(1,475)	145,681	(2,987,175)

Operating loss	(2,034,993)	(1,008,386)	(1,475)	-	(3,044,854)

Other (expenses)/income
Interest expenses, net	(273,742)	(87,525)	-	-	(361,267)
Other income	-	121,621	-	-	121,621
Total other (expenses)/income, net	(273,742)	34,096	-	-	(239,646)

Loss before income tax	(2,308,735)	(974,290)	(1,475)	-	(3,284,500)
Income tax benefits	201,339	66,213	-	-	267,552
Net loss	(2,107,396)	(908,077)	(1,475)	-	(3,016,948)
Net loss attributable to non-controlling interests	(529,270)	-	-	-	(529,270)
Net loss attributable to SKG’s shareholder	(1,578,126)	(908,077)	(1,475)	-	(2,487,678)

Other segment information：
Depreciation and amortization	1,238,846	405,443	-	-	1,644,289
Intangible assets, net	10,544,766	2,951,990	-	-	13,496,756

The Group measures the results of its segments using, among other measures, each segment’s revenue, cost of sales and operating expenses. Information for the Group’s segments and Corporate, is provided in the following table:

	Logistics Technology Solutions Services	Logistic Services	All Other	Inter-companies transactions	Consolidated
	US$	US$	US$	US$	US$
For the year ended December 31, 2024
Operating expenses
General and administrative expenses	(4,995)	-	-	-	(4,995)

Operating loss	(4,995)	-	-	-	(4,995)

Other expenses, net
Interest expenses, net	(8,028)	-	-	-	(8,028)
Total other expenses, net	(8,028)	-	-	-	(8,028)

Loss before income tax expenses and share of loss from equity method investment, net of tax	(13,023)	-	-	-	(13,023)
Income tax benefits	-	-	-	-	-
Net loss before share of loss from equity method investment, net of tax	(13,023)	-	-	-	(13,023)
Share of loss from equity method investment, net of tax	(42,988)	-	-	-	(42,988)
Net loss	(56,011)	-	-	-	(56,011)

	Logistics Technology Solutions Services	Logistic Services	All Other	Inter-companies transactions	Consolidated
	US$	US$	US$	US$	US$
For the year ended December 31, 2025
Revenue	122,840	4,970,189	-	(85,398)	5,007,631
Cost of revenue	(111,369)	(4,911,620)	-	85,398	(4,937,591)
Gross profit	11,471	58,569	-	-	70,040

Operating expenses
Selling and marketing expenses	(7,926)	(72,601)	-	-	(80,527)
General and administrative expenses	(809,835)	(609,708)	(5,862)	-	(1,425,405)
Research and development expenses	(30,931)	-	-	-	(30,931)
Total operating expenses	(848,692)	(682,309)	(5,862)	-	(1,536,863)

Operating loss	(837,221)	(623,740)	(5,862)	-	(1,466,823)

Other (expenses)/income, net
Interest expenses, net	(253,265)	(59,449)	-	-	(312,714)
Gain on bargain purchase	1,789,560	-	-	-	1,789,560
Other (expenses)/income	(5,908)	140,518	-	-	134,610
Total other income, net	1,530,387	81,069	-	-	1,611,456

Income/(Loss) before income tax expenses and share of loss from equity method investment, net of tax	693,166	(542,671)	(5,862)	-	144,633
Income tax benefits	67,501	44,448	-	-	111,949
Net income/(loss) before share of loss from equity method investment, net of tax	760,667	(498,223)	(5,862)	-	256,582
Share of loss from equity method investment, net of tax	(98,938)	-	-	-	(98,938)
Net income/(loss)	661,729	(498,223)	(5,862)	-	157,644
Net loss attributable to non-controlling interests	(165,810)	-	-	-	(165,810)
Net income/(loss) attributable to SKG’s shareholders	827,539	(498,223)	(5,862)	-	323,454

Other segment information：
Depreciation and amortization	410,902	273,022	-	-	683,924
Intangible assets, net	11,850,958	3,331,163	-	-	15,182,121